Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.34%
Advertising–1.49%
Trade Desk, Inc. (The), Class A(b)	26,998	$2,960,331
Aerospace & Defense–0.93%
Axon Enterprise, Inc.(b)	4,635	1,852,146
Application Software–13.81%
AppFolio, Inc., Class A(b)(c)	6,388	1,503,735
AppLovin Corp., Class A(b)	7,713	1,006,932
Autodesk, Inc.(b)	8,210	2,261,691
Cadence Design Systems, Inc.(b)	8,702	2,358,503
Datadog, Inc., Class A(b)	25,203	2,899,857
Guidewire Software, Inc.(b)	8,534	1,561,210
HubSpot, Inc.(b)	4,800	2,551,680
Manhattan Associates, Inc.(b)(c)	5,311	1,494,409
Pegasystems, Inc.	20,289	1,482,923
Procore Technologies, Inc.(b)	16,191	999,309
Q2 Holdings, Inc.(b)(c)	25,698	2,049,930
Samsara, Inc., Class A(b)(c)	58,994	2,838,791
SAP SE, ADR (Germany)(c)	8,820	2,020,662
Tyler Technologies, Inc.(b)	4,232	2,470,303
		27,499,935
Asset Management & Custody Banks–1.25%
KKR & Co., Inc., Class A	19,052	2,487,810
Broadline Retail–4.36%
Amazon.com, Inc.(b)	32,180	5,996,099
MercadoLibre, Inc. (Brazil)(b)	1,310	2,688,068
		8,684,167
Communications Equipment–3.41%
Arista Networks, Inc.(b)	12,421	4,767,428
Motorola Solutions, Inc.	4,500	2,023,335
		6,790,763
Construction & Engineering–1.25%
Quanta Services, Inc.(c)	8,321	2,480,906
Consumer Finance–1.15%
American Express Co.	8,418	2,282,962
Education Services–0.54%
Duolingo, Inc.(b)	3,796	1,070,548
Electrical Components & Equipment–2.08%
Eaton Corp. PLC	5,323	1,764,255
Vertiv Holdings Co., Class A	23,811	2,368,956
		4,133,211
Electronic Components–2.94%
Amphenol Corp., Class A	28,322	1,845,461
Coherent Corp.(b)	45,071	4,007,263
		5,852,724
Electronic Equipment & Instruments–1.05%
Zebra Technologies Corp., Class A(b)	5,624	2,082,680
Shares		Value
Electronic Manufacturing Services–0.73%
Flex Ltd.(b)	43,583	$1,456,980
Financial Exchanges & Data–1.09%
Moody’s Corp.	4,575	2,171,249
Health Care Equipment–0.89%
Intuitive Surgical, Inc.(b)	3,618	1,777,415
Health Care REITs–0.78%
Welltower, Inc.	12,124	1,552,236
Homebuilding–1.01%
D.R. Horton, Inc.	10,542	2,011,097
Industrial Machinery & Supplies & Components–0.89%
Parker-Hannifin Corp.	2,821	1,782,364
Interactive Media & Services–5.49%
Alphabet, Inc., Class A	21,358	3,542,224
Meta Platforms, Inc., Class A	12,917	7,394,208
		10,936,432
Investment Banking & Brokerage–1.04%
Goldman Sachs Group, Inc. (The)	4,196	2,077,481
Movies & Entertainment–3.43%
Netflix, Inc.(b)	5,392	3,824,384
Spotify Technology S.A. (Sweden)(b)	8,130	2,996,149
		6,820,533
Passenger Ground Transportation–1.11%
Uber Technologies, Inc.(b)	29,452	2,213,612
Pharmaceuticals–0.51%
Eli Lilly and Co.	1,152	1,020,603
Real Estate Services–0.77%
CBRE Group, Inc., Class A(b)	12,387	1,541,934
Restaurants–0.77%
DoorDash, Inc., Class A(b)	10,755	1,535,061
Semiconductor Materials & Equipment–4.69%
Applied Materials, Inc.	14,660	2,962,053
ASML Holding N.V., New York Shares (Netherlands)	2,986	2,488,085
Nova Ltd. (Israel)(b)	7,102	1,479,631
Teradyne, Inc.	17,937	2,402,302
		9,332,071
Semiconductors–21.69%
Analog Devices, Inc.	10,439	2,402,745
Astera Labs, Inc.(b)	28,810	1,509,356
Broadcom, Inc.	53,397	9,210,982
MACOM Technology Solutions Holdings, Inc.(b)	15,969	1,776,711
Monolithic Power Systems, Inc.	4,497	4,157,476
NVIDIA Corp.	138,385	16,805,474
SiTime Corp.(b)(c)	9,723	1,667,592

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,577	$5,657,648
		43,187,984
Systems Software–12.14%
CyberArk Software Ltd.(b)	8,881	2,589,788
Microsoft Corp.	23,341	10,043,632
Monday.com Ltd.(b)	7,296	2,026,610
OneStream, Inc.(b)	13,409	454,565
Palo Alto Networks, Inc.(b)(c)	5,342	1,825,896
SentinelOne, Inc., Class A(b)(c)	78,239	1,871,477
ServiceNow, Inc.(b)	5,987	5,354,713
		24,166,681
Technology Hardware, Storage & Peripherals–5.88%
Apple, Inc.	50,286	11,716,638
Trading Companies & Distributors–1.17%
United Rentals, Inc.	2,883	2,334,452
Total Common Stocks & Other Equity Interests (Cost $123,516,439)		195,813,006
Money Market Funds–1.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	983,703	983,703
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	1,826,995	$1,826,995
Total Money Market Funds (Cost $2,810,698)		2,810,698
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $126,327,137)		198,623,704
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.79%
Invesco Private Government Fund, 4.96%(d)(e)(f)	3,197,278	3,197,278
Invesco Private Prime Fund, 5.02%(d)(e)(f)	8,325,812	8,329,142
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,526,674)		11,526,420
TOTAL INVESTMENTS IN SECURITIES–105.54% (Cost $137,853,811)		210,150,124
OTHER ASSETS LESS LIABILITIES—(5.54)%		(11,023,543)
NET ASSETS–100.00%		$199,126,581
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$482,787	$19,714,608	$(19,213,692)	$-	$-	$983,703	$40,275
Invesco Liquid Assets Portfolio, Institutional Class	345,231	9,994,099	(10,339,064)	(220)	(46)	-	21,383
Invesco Treasury Portfolio, Institutional Class	551,757	27,198,302	(25,923,064)	-	-	1,826,995	53,623
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,626,081	52,877,843	(54,306,646)	-	-	3,197,278	113,025*
Invesco Private Prime Fund	16,183,496	117,573,361	(125,423,658)	(1,333)	(2,724)	8,329,142	303,566*
Total	$22,189,352	$227,358,213	$(235,206,124)	$(1,553)	$(2,770)	$14,337,118	$531,872

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$195,813,006	$—	$—	$195,813,006
Money Market Funds	2,810,698	11,526,420	—	14,337,118
Total Investments	$198,623,704	$11,526,420	$—	$210,150,124
Invesco V.I. Technology Fund